10-Q ACQUISTITIONS AND INVESTMENTS - Sierra Springs Opportunity Fund, Inc (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity securities, fully diluted, issued ownership percentage	11.72%	12.00%
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
VIE, shares authorized	75,000,000	75,000,000
Sierra Springs Opportunity Fund, Inc. | The Company
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership (in shares)	6,700,000	6,700,000
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
Sierra Springs Opportunity Fund, Inc., at cost	$ 335,000	$ 335,000	$ 335,000
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	9.00%	9.00%